Note 3 - Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2020
Discontinued Operations [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	March 31, 2020	March 31, 2019
Other Current Assets	$182	$98

Current Assets Held For Sale-Discontinued Operations	$182	$98

Other Assets	$1,026	$1,143

Noncurrent Assets Held For Sale-Discontinued Operations	$1,026	$1,143

Accounts Payable and Accrued Expenses	$880	$4,285

Current Liabilities Held For Sale-Discontinued Operations	$880	$4,285
	Twelve Months Ended
	March 31, 2020	March 31, 2019

Net Sales	$-	$111,693

Costs and Expenses:

Cost of Product Sold	57	129,872
Selling, General and Administrative	-	1,135
Plant Restructuring Charge (a)	(1,150)	4,515
Interest Expense (b)	-	1,077
Total cost and expenses	(1,093)	136,599
Earnings (Loss) From Discontinued Operations Before Income Taxes	1,093	(24,906)
Gain on the Sale of Assets Before Income Taxes (c) (d) (e)	(430)	(80,632)
Income Tax Expense	376	13,496
Net Earnings From Discontinued Operations, Net of Tax	$1,147	$42,230
Supplemental Information on Discontinued Operations:
Capital Expenditures	$-	$3,937
Depreciation	-	1,302